ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current portion:
Customer advances	¥ 434,252	$ 61,163	¥ 411,467
Salary and welfare payable	698,783	98,422	671,124
Purchase of property and equipment	458,978	64,646	120,530
Accrued expenses	124,943	17,598	188,533
Other tax and surcharges payable	117,323	16,525	110,242
Deferred government grants	3,867	545	17,257
Purchase consideration payable	529,648	74,599	1,208,985
Payables for acquisition of non-controlling interests (Note 4)	352,483	49,646
Finance lease liabilities	36,262	5,107
Individual income tax payable	7,999	1,127	3,742
Others	73,547	10,358	98,946
Accounts payable and accrued liabilities current	2,838,085	399,736	2,830,826
Non-current portion:
Deferred government grants	87,181	12,279	104,156
Purchase consideration payable	149,084	20,998
Finance lease liability	318,306	44,832	180,815
Unrecognized tax benefit	43,590	6,140	40,539
Others	36,642	5,161	45,021
Accounts payable and accrued liabilities noncurrent	¥ 634,803	$ 89,410	¥ 370,531